Investment in Associates (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of associates [abstract]
Disclosure of interest in associates
The following table shows a continuity of the Company's investment in Maverix and its investment in other associates:

	2018	2017
Balance of investment in Maverix, December 31,	$53,567	$48,284
Investment in associate	—	2,473
Dilution gain	13,288	2,273
Adjustment for change in ownership interest	1,870	758
Income (loss) in associate	391	(221)
Balance of investment in Maverix, December 31,	$69,116	$53,567
Balance of investment in other	$1,450	$1,450
	$70,566	$55,017